DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		6 Months Ended
	Sep. 17, 2020 USD ($) Business $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)
Description of Organization and Business Operations [Abstract]
Proceeds from Issuance Initial Public Offering	$ 230,000,000	$ 225,796,000
Proceeds from Issuance of Warrants	230,000,000
Net proceeds from Initial Public Offering and Private Placement	$ 230,000,000	$ 230,053,249	$ 230,096,373
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares	$ 10.00
Net tangible asset threshold for redeeming Public Shares			5,000,001
Percentage of Public Shares that can be redeemed without prior consent		15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		10 days
Transaction costs	$ 12,948,806		$ 12,368,806
Underwriting Fees	4,204,000
Underwriting fees, Deferred	8,050,000
Other costs	$ 694,806
Minimum [Member]
Description of Organization and Business Operations [Abstract]
Number of operating businesses included in initial Business Combination | Business	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination	80.00%
Post-transaction ownership percentage of the target business	50.00%
Maximum [Member]
Description of Organization and Business Operations [Abstract]
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares	$ 10.00
Interest on Trust Account that can be held to pay dissolution expenses	$ 100,000
Public Shares [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares		23,000,000
Private Placement Warrant [Member]
Description of Organization and Business Operations [Abstract]
Shares Issued, Price Per Share | $ / shares	$ 1.00	$ 1.00
Proceeds from Issuance Initial Public Offering	$ 6,600,000
Warrants issued (in shares) | shares	6,600,000	6,600,000
Proceeds from Issuance of Warrants	$ 6,600,000	$ 6,600,000
IPO [Member]
Description of Organization and Business Operations [Abstract]
Net proceeds from Initial Public Offering and Private Placement	$ 230,000,000
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares	$ 10.00
Underwriting fees, Deferred	$ 8,050,000
IPO [Member] | Public Shares [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	23,000,000
Shares Issued, Price Per Share | $ / shares	$ 10.00
Redemption price (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	3,000,000	3,000,000
Shares Issued, Price Per Share | $ / shares	$ 10.00	$ 10.00